Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTORS CASH TRUST
Entity Central Index Key	0000863209
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000081371
Shareholder Report [Line Items]
Fund Name	DWS Central Cash Management Government Fund
Class Name	DWS Central Cash Management Government Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Central Cash Management Government Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
AssetsNet	$ 778,468,796
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	778,468,796
Number of Portfolio Holdings	44
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	9 days
7-Day Current Yield	4.37%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of March 31, 2025. The 7-Day Current Yield would have been 4.28% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	65%
Government & Agency Obligations	35%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.